Label	Element	Value
MassMutual RetireSMARTSM Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual RetireSMARTSM Growth Fund
(the “Funds”)
Supplement dated December 26, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective February 1, 2020, the following name changes will become effective for the Funds:

Current Name	New Name
MassMutual RetireSMARTSM Conservative Fund	MassMutual Select 20/80 Allocation Fund
MassMutual RetireSMARTSM Moderate Fund	MassMutual Select 40/60 Allocation Fund
MassMutual RetireSMARTSM Moderate Growth Fund	MassMutual Select 60/40 Allocation Fund
MassMutual RetireSMARTSM Growth Fund	MassMutual Select 80/20 Allocation Fund

Prior to February 1, 2020, the Funds’ investments may deviate from what is currently stated in the Prospectus dated February 1, 2019 as the Funds transition to their new strategies as described below.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM Growth Fund
Strategy [Heading]	rr_StrategyHeading	Effective February 1, 2020, the following information replaces the fifth sentence in the first paragraph for the MassMutual RetireSMARTSM Growth Fund found on page 31 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE